Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Trade and Other Receivables

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Trade receivables, gross	1,549,462	1,148,682	161,704
Less: Allowance for expected credit losses	(33,247)	(54,894)	(7,728)

Net trade receivables (Note 6.2)	1,516,215	1,093,788	153,976
Bills receivable (i)	4,970,880	6,318,789	889,519

Total (Note 32, Note 35)	6,487,095	7,412,577	1,043,495

Amounts receivable:
- associates and joint ventures (trade)	125,489	187,944	26,458
- associates and joint ventures (non-trade)	11,230	10,212	1,438
- related parties (trade)	180,374	212,706	29,943
- related parties (non-trade)	3,476	4,016	565
Bills receivable in transit	8,172	49,696	6,996
Grant receivables	62,000	62,000	8,728
Estimated sales consideration on disposal of a subsidiary due from the acquirer	—	236,734	33,326
Others	49,763	68,052	9,580
Less: Impairment losses – other receivables	(5,754)	(7,710)	(1,085)

Other receivables carried at amortized cost (Note 35)	434,750	823,650	115,949
Tax recoverable	290,596	108,844	15,322
Advances paid to suppliers	81,861	77,527	10,914
Right of return assets	17,045	36,026	5,072

Net other receivables	824,252	1,046,047	147,257

Total trade and other receivables	7,311,347	8,458,624	1,190,752

Note:

(i)
As of December 31, 2023, bills receivable includes
bi
lls received from joint ventures and related parties amounted to RMB 5.3 million (US$ 0.7 million) (2022: RMB 0.1 million) and RMB 987.9 million (US$ 139.1 million) (2022: RMB 763.4 million) respectively.

As of December 31, 202
3
, bills receivable amounted to RMB 12.5 million (US$ 1.8 million) (2022: RMB 12.6 million) was pledged to secure bank facilities (Note 26).

Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables
Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2022 RMB’000	31.12.2023 RMB’000	31.12.2023 US$’000
At January 1	39,441	39,001	5,490
(Credit)/charge to consolidated statement of profit or loss (under “Selling, general and administrative expenses”)	(459)	23,858	3,359
Written off	(5)	(264)	(37)
Translation difference	24	9	1

At December 31	39,001	62,604	8,813